Non-controlling interest ("NCI") (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Net earnings attributable to NCI	$ 2,423	$ 0
Asanko Gold Ghana Ltd. [Member]
Disclosure of subsidiaries [line items]
Interest held by Government of Ghana	10.00%
Percentage of dividends allocated to non-controlling interests	10.00%